Stockholders' Equity: (Tables)	12 Months Ended
Dec. 31, 2018
Share capital, reserves and other equity interest [Abstract]
Disclosure of classes of share capital [text block]

			Capital Stock as of
	Total shares		December 31,

Description	2017	2018	2017		2018

“B” Series	277,050,000	277,050,000	Ps	7,173,079	Ps	7,173,079
“BB” Series	22,950,000	22,950,000		594,197		594,197

Total	300,000,000	300,000,000	Ps	7,767,276	Ps	7,767,276